5. Subsequent Events: Subsequent Events (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Subsequent Events

Management has evaluated all activity since June 30, 2013, through the date the financial statements were issued and has concluded that no subsequent events have occurred that would require recognition in the Financial Statements or disclosure in the Notes to the Financial Statements.